UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):     [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Veritas Asset Management (UK) Ltd.
Address:     Elizabeth House, 6th Floor, 39 York Road
             London, United Kingdom E1 7NQ

Form 13F File Number:     28-14794


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Grant
Title:    Chief Operating Officer
Phone:    +44 207 961 1600

Signature, Place, and Date of Signing:


/s/ Richard Grant   London, England     July 17, 2012
---------------     ---------------     -------------
[Signature]         [City, State]       [Date]


Report Type     (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 nil

Form 13F Information Table Entry Total:             22

Form 13F Information Table Value Total:     $1,979,248
                                            (thousands)

                       Veritas Asset Management (UK) Ltd.

                           Form 13F Information Table
FORM 13 F
JUNE 30, 2012



COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8
                                                       VALUE       SHS OR PRN          INVESTMENT  OTHER     VOTING
NAME OF ISSUER              TITLE OF CLASS  CUSIP        (X$1000)  AMT         SH/PRN  DISCRETION  MANAGERS  SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC            COM             02209S103        933        27000  SH      SOLE        NONE         27000
BERKSHIRE HATHAWAY INC DEL  CLASS B NEW     084670702      1,300        15600  SH      SOLE        NONE         15600
BP PLC                      SPON ADR        055622104    102,131      2519273  SH      SOLE        NONE       2519273
BROOKFIELD ASSET MGMT LTD   CL A LTD VT SH  112585104        463        14000  SH      SOLE        NONE         14000
CARNIVAL CORP               PAIRED CTF      143658300        267         7800  SH      SOLE        NONE          7800
CITIGROUP INC               COM NEW         172967424    135,282      4935485  SH      SOLE        NONE       4935485
CVS CAREMARK CORPORATION    COM             126650100    172,029      3681336  SH      SOLE        NONE       3681336
GOOGLE INC                  CL A            38259P508    197,122       339825  SH      SOLE        NONE        339825
LAB CORP AMER HLDGS         COM NEW         50540R409        333         3600  SH      SOLE        NONE          3600
LEUCADIA NATL CORP          COM             527288104        787        37000  SH      SOLE        NONE         37000
LOCKHEED MARTIN CORP        COM             539830109    291,622      3348902  SH      SOLE        NONE       3348902
MARSH & MCLENNAN COS INC    COM             571748102    114,841      3563164  SH      SOLE        NONE       3563164
MICROSOFT CORP              COM             594918104    224,875      7351272  SH      SOLE        NONE       7351272
NORTHERN TR CORP            COM             665859104    169,186      3676354  SH      SOLE        NONE       3676354
PHILIP MORRIS INTL INC      COM             718172109      1,891        21675  SH      SOLE        NONE         21675
PRAXAIR INC                 COM             74005P104      1,327        12200  SH      SOLE        NONE         12200
SCHLUMBERGER LTD            COM             806857108     11,424       176000  SH      SOLE        NONE        176000
UNITEDHEALTH GROUP INC      COM             91324P102    106,255      1816319  SH      SOLE        NONE       1816319
UTD PARCEL SERVICE INC      CL B            911312106        354         4500  SH      SOLE        NONE          4500
VARIAN MEDICAL SYS INC      COM             92220P105    164,822      2712231  SH      SOLE        NONE       2712231
VCA ANTECH INC              COM             918194101    147,398      6706015  SH      SOLE        NONE       6706015
WATERS CORP                 COM             941848103    134,606      1693800  SH      SOLE        NONE       1693800

                                                       1,979,248